Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Sep. 30, 2025	Sep. 30, 2024
ASSETS
Cash and cash equivalents		$ 8,609	$ 5,780
Amount due from inter-companies, current		65,275,806	65,713,910
Total assets		65,284,415	65,719,690
LIABILITIES
Deficit of investment in subsidiaries		16,641,387	6,029,363
Accrued expenses and other payables		248,501	1,123,038
Total liabilities		16,889,888	7,152,401
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of $1.00 per share; 4,000,000 shares authorized; 107,007 and 732,031 shares issued and outstanding as of September 30, 2024 and 2025, respectively) *	[1]	732,031	107,007
Subscription receivable		(7,800)	(7,800)
Additional paid-in capital		81,240,651	82,176,550
Accumulated deficit		(30,414,247)	(21,721,877)
Accumulated other comprehensive loss		(3,156,108)	(1,986,591)
Total equity		48,394,527	58,567,289
Total liabilities and equity		$ 65,284,415	$ 65,719,690

[1]	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 per share to no par value will be reflected prospectively in the consolidated financial statements (Note 19).